Goodwill - Additional Information (Detail)	Dec. 31, 2017	Dec. 31, 2016
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of information for cash-generating units [line items]
Discount rate used in determining recoverable amount of the CGU based on value-in-use calculation	13.40%	13.40%
Xiamen Airlines Company Limited [member]
Disclosure of information for cash-generating units [line items]
Discount rate used in determining recoverable amount of the CGU based on value-in-use calculation	11.10%